Business Combination (Details)						2 Months Ended	3 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	May 06, 2024 shares	Jan. 15, 2024 $ / shares $ / item	Nov. 15, 2023 USD ($) $ / shares shares	Jul. 01, 2023	May 11, 2023 shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares	Nov. 14, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares $ / item shares	Dec. 31, 2022 USD ($) shares	Oct. 18, 2024 $ / shares	Nov. 13, 2023 $ / shares shares	Jan. 20, 2023 $ / shares
Business Combination [Line Items]
Outstanding membership interests			99.00%
Promissory note (in Dollars) | $						$ 15,000,000		$ 15,000,000			$ 15,000,000
Pay to seller (in Dollars) | $						$ 1,925,873					1,925,873
Escrowed share consideration (in Dollars) | $											$ 500,000
Per unit (in Dollars per share) | $ / shares						$ 10					$ 10
Shares issued						90,000					90,000
Fair value (in Dollars) | $						$ 67,700					$ 67,700
Predecessor recognized a loss on sale of assets (in Dollars) | $										$ (816,011)
Purchase price per unit (in Dollars per Item) | $ / item											10
Exercise price per share (in Dollars per share) | $ / shares								$ 1
Sale of stock price (in Dollars per share) | $ / shares						$ 6.5	$ 10		$ 10		$ 6.5
Aggregate shares											134,500
Fair value amount (in Dollars) | $			$ 910,565								$ 135,400
Share issued price (in Dollars per share) | $ / shares						$ 10.95					$ 10.95
Conversion value units											1,500,000
Other current liabilities (in Dollars) | $						$ 645,873		$ 645,873			$ 645,873
Sale of stock ownership percentage			99.00%
Cash consideration (in Dollars) | $								82,828,294			82,828,294
Sales proceeds (in Dollars) | $								$ 1,184,272
Trading days								5 days
Shares issued					4,115,597			50,000
Pogo royalty fair value (in Dollars) | $								$ 67,700
Loss on sale of asset (in Dollars) | $							$ (816,011)		$ (816,011)
Warrant term		5 years
Subject to a minimum per share (in Dollars per share) | $ / shares								$ 6.5
Royalties payable (in Dollars) | $											$ 1,500,000
Recognized gain settlement liabilities (in Dollars) | $								$ 1,720,000
Target Interests [Member]
Business Combination [Line Items]
Interests percentage			99.00%
Seller Promissory Note [Member]
Business Combination [Line Items]
Interests percentage						12.00%					12.00%
Promissory note (in Dollars) | $						$ 15,000,000		15,000,000			$ 15,000,000
ORR Interest [Member]
Business Combination [Line Items]
Interests percentage				10.00%
Base option price (in Dollars) | $											$ 30,000,000
Base option price percentage											12.00%
Predecessor recognized a loss on sale of assets (in Dollars) | $											$ 816,011
Royalties payable (in Dollars) | $								$ 22,000
SPAC Subsidiary Contribution [Member]
Business Combination [Line Items]
Subsidiary outstanding common stock			100.00%
Outstanding membership interests			1.00%
Cash consideration (in Dollars) | $			$ 900,000
Sale of stock ownership percentage			1.00%
Cash consideration (in Dollars) | $			$ 900,000
HNRA [Member]
Business Combination [Line Items]
Par value (in Dollars per share) | $ / shares			$ 0.0001
Shares authorized			121,000,000
Percentage of founder shares (in Dollars per Item) | $ / item		10
HNRA [Member] | Preferred Stock [Member]
Business Combination [Line Items]
Par value (in Dollars per share) | $ / shares			$ 0.0001
Shares authorized			1,000,000
HNRA [Member] | Minimum [Member]
Business Combination [Line Items]
Par value (in Dollars per share) | $ / shares						$ 10		$ 10			$ 10
HNRA [Member] | Maximum [Member]
Business Combination [Line Items]
Par value (in Dollars per share) | $ / shares						$ 13		$ 13			$ 13
OpOc Class B Units [Member]
Business Combination [Line Items]
Sales proceeds (in Dollars) | $								$ 1,925,873
Business Combination [Member]
Business Combination [Line Items]
Cash consideration (in Dollars) | $								31,074,127
ORR Interest [Member]
Business Combination [Line Items]
Exercised value (in Dollars) | $								$ 30,000,000
Percentage of base option price								12.00%
Percentage of pogo royalty				10.00%
Subsequent Event [Member]
Business Combination [Line Items]
Exercise price per share (in Dollars per share) | $ / shares		$ 11.5
Warrant term													2 years
Subsequent Event [Member] | HNRA [Member]
Business Combination [Line Items]
Number of trust shares		10.00%
Cash [Member]
Business Combination [Line Items]
Cash consideration (in Dollars) | $						$ 31,074,127					$ 31,074,127
Common Class A [Member]
Business Combination [Line Items]
Shares issued						6,957,334		6,957,334			6,957,334			20,040
Shares issued						10,000					10,000
Exercise price per share (in Dollars per share) | $ / shares		$ 11.5													$ 11.5
Aggregate shares			134,500
Fair value amount (in Dollars) | $											$ 910,565
Share issued price (in Dollars per share) | $ / shares			$ 6.77											$ 5
Shares issued (in Dollars) | $						$ 524		$ 696			$ 524
Exchange ratio shares								1
Shares issued	150,000
Common Class A [Member] | Stock Option [Member]
Business Combination [Line Items]
Shares issued								10,000
Common Class A [Member] | Limited Liability Company [Member]
Business Combination [Line Items]
Shares issued						2,000,000		2,000,000			2,000,000
Common Class A [Member] | HNRA [Member]
Business Combination [Line Items]
Par value (in Dollars per share) | $ / shares			$ 0.0001
Shares authorized			100,000,000
Percentage of founder shares (in Dollars per Item) | $ / item		10
Common Class A [Member] | Subsequent Event [Member]
Business Combination [Line Items]
Exercise price per share (in Dollars per share) | $ / shares													$ 0.75
Common Class A [Member] | Subsequent Event [Member] | HNRA [Member]
Business Combination [Line Items]
Number of trust shares		10.00%
Class B Common Stock [Member]
Business Combination [Line Items]
Shares issued						1,800,000		1,379,675			1,800,000	1,800,000
Exchange rights shares											200,000
Shares issued (in Dollars) | $						$ 180		$ 138			$ 180
Exercised shares								200,000
Class B Common Stock [Member] | HNRA [Member]
Business Combination [Line Items]
Par value (in Dollars per share) | $ / shares			$ 0.0001
Shares authorized			20,000,000
Class B Common Stock [Member] | OpOc Class B Units [Member]
Business Combination [Line Items]
Shares authorized			2,000,000
OpCo Class A Units [Member]
Business Combination [Line Items]
Contributed amount (in Dollars) | $			$ 900,000
OpOc Class B Units [Member]
Business Combination [Line Items]
Common unit consideration						2,000,000		2,000,000			2,000,000
Shares issued								2,000,000
Preferred units						2,000,000					2,000,000
Units percentage								50.00%			50.00%
Exchange rights shares											200,000
Exercised shares								200,000
OpCo Preferred Units [Member]
Business Combination [Line Items]
Preferred units						1,500,000		1,500,000			1,500,000
Per unit (in Dollars per share) | $ / shares						$ 20					$ 20
Shares issued						1,300,000					1,300,000
Sale of stock price (in Dollars per share) | $ / shares							$ 10		$ 10
Share issued price (in Dollars per share) | $ / shares								$ 20
Exercised shares								1,300,000
OpCo Class B Units [Member]
Business Combination [Line Items]
Shares issued (in Dollars) | $						$ 1,800,000					$ 1,800,000
Exercised shares								200,000
Seller Class B Shares [Member]
Business Combination [Line Items]
Sale of stock units								500,000
Common Stock [Member]
Business Combination [Line Items]
Share issued price (in Dollars per share) | $ / shares			$ 6.77			$ 10.86					$ 10.86
Target Interests [Member]
Business Combination [Line Items]
Sale of stock ownership percentage			99.00%